Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company's Restricted Assets
The following table details the forms and value of Company’s material restricted assets as at December 31, 2022 and 2021:

	As at December 31, 2022	At December 31, 2021
	($ in millions, except percentages)
Regulatory trusts and deposits:
Affiliated transactions	$707.1	$891.3
Third party	2,817.7	3,099.7
Letters of credit / guarantees(1)	471.3	539.8
Total restricted assets (excluding illiquid assets)	3,996.1	4,530.8
Other investments — illiquid assets	221.3	151.3
Total restricted assets and illiquid assets	$4,217.4	$4,682.1

Total as percent of cash and invested assets (2)	59.4%	59.7%
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(1)As at December 31, 2022, the Company had pledged funds of $471.3 million (December 31, 2021 — $539.8 million) as collateral for the secured letters of credit.
(2)Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.
The following table details the forms and value of Company’s material restricted assets as at June 30, 2023 and December 31, 2022:

	As at June 30, 2023	As at December 31, 2022
	($ in millions, except percentages)
Regulatory trusts and deposits:
Affiliated transactions	$617.0	$707.1
Third party	2,773.8	2,817.7
Letters of credit / guarantees(1)	266.5	471.3
Total restricted assets (excluding illiquid assets)	3,657.3	3,996.1
Other investments — illiquid assets	213.4	221.3
Total restricted assets and illiquid assets	$3,870.7	$4,217.4

Total as percent of cash and investable assets (2)	52.6%	59.4%
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(1)As at June 30, 2023, the Company had pledged funds as collateral for the secured letters of credit of $266.5 million (December 31, 2022 — $471.3 million).
(2)Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.